Income Taxes - Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred tax expense (recovery) charged to OCI	$ 4,567	$ (449)
Change In Fair Value Of Convertible Debentures Attributable To Change In Credit Risk [member]
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred tax expense (recovery) charged to OCI	4,114	(328)
Share Of Other Comprehensive Income Loss Of Associate [member]
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred tax expense (recovery) charged to OCI	453	0
Change in fair value of marketable securities [member]
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred tax expense (recovery) charged to OCI	$ 0	$ (121)